UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

HAVERFORD QUALITY GROWTH STOCK FUND

ANNUAL REPORT                                                   OCTOBER 31, 2008

                                (HAVERFORD LOGO)
                               QUALITY INVESTING

                                   ----------

                                              INVESTMENT ADVISER:
                                              HAVERFORD FINANCIAL SERVICES, INC.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2008

                                TABLE OF CONTENTS

Shareholders' Letter .....................................................    1

Schedule of Investments ..................................................    4

Statement of Assets & Liabilities ........................................    6

Statement of Operations ..................................................    7

Statement of Changes in Net Assets .......................................    8

Financial Highlights .....................................................    9

Notes to Financial Statements ............................................   10

Report of Independent Registered Public Accounting Firm ..................   16

Disclosure of Fund Expenses ..............................................   17

Trustees and Officers of The Advisors' Inner Circle Fund .................   20

Notice to Shareholders ...................................................   28

Board Consideration in Re-Approving the Advisory Agreement ...............   29

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-301-7212; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2008

Dear Fellow Shareholder,

We are pleased to send you the Annual Report for the Haverford Quality Growth Stock Fund (the "Fund") for the fiscal year ended October 31, 2008, which contains information on the holdings of the Fund, along with financial highlights and statement of operations. During this period, the S&P 500 Index returned -36.1% while the Haverford Quality Growth Stock Fund returned -29.3%.

The financial crisis morphed into a worldwide credit freeze in mid-September, throwing the U.S. and many global economies into a recession. The S&P 500 Index declined 8.4% in the third quarter and another 16.4% in the month of October. The factors behind the selloff include fear and panic, uncertainty as to the severity and duration of the recession, and forced liquidation by hedge funds due to margin calls. Fortunately, unlike the early 1930's, the U.S. government has been quick to intervene by providing large amounts of liquidity through a variety of term auction facilities, opening the discount window to broker/dealers and commercial paper issuers, and creating the $700 billion dollar Troubled Asset Relief Program (TARP). These aggressive actions should unfreeze the credit markets and ultimately help jumpstart an economic recovery sooner rather than later.

While the markets have been severely punished in the current environment, the Fund's quality-focused investment philosophy and process has offered some protection by outperforming the S&P 500 Index by a significant margin as mentioned above. This outperformance has come as quality stocks in every sector have outperformed their peers throughout this timeframe. Many of these companies, while feeling some of the impact from the difficult economic environment, are seeing their competitors weakened even more. In many of these cases, particularly in the financial sector, the stronger, higher-quality companies are using this as an opportunity to grab market share from their rivals, thus improving their long-term value to shareholders.

As headlines remain negative, it is easy to be pessimistic and ignore some very bullish factors. Valuations are at 30-year lows with stocks selling at 10x earnings, and dividend yields rival or exceed U.S. Treasury notes. There is a record level of cash on the sidelines that represents large buying power, and sentiment, a classic contrary indicator, is at all time lows. The commodity bubble has burst with prices down over 50%, which will benefit the consumer and continue to strengthen the dollar. Furthermore, because the equity markets have delivered negative returns over the past 10 years, a powerful argument can be made for a reversion to the mean. If this occurs, as history would suggest, investors could expect above average returns from the stock market over the next 5 to 10 years.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2008

The U.S. has been through many crises before (e.g. S&L Crisis, 1987 crash, etc.); each one feels unique and, at the time, the worst ever. Like all previous crises, we will get through this one. Now more than ever, Haverford's emphasis on quality and predictability should serve its shareholders well as the markets are experiencing a great re-pricing of risk.

Sincerely,


/s/ Henry B. Smith
Henry B. Smith
Chief Investment Officer
Haverford Financial Services, Inc.

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                        DEFINITION OF COMPARATIVE INDICES

THE S&P 500 INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock's weight in the index proportionate to its market value.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2008

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HAVERFORD QUALITY GROWTH STOCK FUND VERSUS THE S&P 500 INDEX.

  AVERAGE ANNUAL TOTAL RETURN(1)
FOR PERIOD ENDED OCTOBER 31, 2008

Periods ended
on October 31st
                Annualized    Annualized
One Year        Three Year   Inception to
 Return           Return         Date
--------        ----------   ------------
-29.25%           -4.93%        -3.20%

                               (PERFORMANCE GRAPH)

            HAVERFORD QUALITY
            GROWTH STOCK FUND   S&P 500 INDEX(3)
            -----------------   ---------------
6/30/04(2)      $10,000            $10,000
2004              9,760              9,963
2005             10,109             10,832
2006             11,184             12,602
2007             12,279             14,436
2008              8,687              9,225


(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. If the Adviser had not limited certain expenses, the Fund's total return would have been lower. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

(2)  The Haverford Quality Growth Stock Fund commenced operations on June 30,
     2004.

(3)  See definition of comparative indices on page 2.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+:

                                   (BAR CHART)

Health Care                  22.3%
Consumer Staples             20.0%
Information Services         17.2%
Industrial                   11.5%
Financial Services            9.0%
Consumer Discretionary        6.3%
Energy                        5.4%
Cash Equivalent               4.9%
Telecommunication Services    3.4%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 94.0%

                                                                 SHARES      VALUE
                                                                -------   -----------
CONSUMER DISCRETIONARY -- 6.2%
   Lowe's ...................................................    13,900   $   301,630
   Target ...................................................     6,800       272,816
   Walt Disney ..............................................    12,400       321,160
                                                                          -----------
                                                                              895,606
                                                                          -----------
CONSUMER STAPLES -- 19.8%
   Coca-Cola ................................................     5,775       254,446
   Colgate-Palmolive ........................................     4,575       287,127
   CVS Caremark .............................................    18,875       578,519
   PepsiCo ..................................................     8,475       483,160
   Procter & Gamble .........................................    11,275       727,688
   Wal-Mart Stores ..........................................     9,600       535,776
                                                                          -----------
                                                                            2,866,716
                                                                          -----------
ENERGY -- 5.3%
   ConocoPhillips ...........................................     4,550       236,691
   Exxon Mobil ..............................................     7,175       531,811
                                                                          -----------
                                                                              768,502
                                                                          -----------
FINANCIAL SERVICES -- 9.0%
   Aflac ....................................................    11,250       498,150
   Prudential Financial......................................     5,050       151,500
   Wells Fargo ..............................................    19,400       660,570
                                                                          -----------
                                                                            1,310,220
                                                                          -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2008

COMMON STOCK - CONTINUED

                                                                 SHARES      VALUE
                                                                -------   -----------
HEALTH CARE -- 22.0%
   Abbott Laboratories ......................................    10,900   $   601,135
   Becton Dickinson .........................................     7,300       506,620
   Johnson & Johnson ........................................    11,300       693,142
   Medtronic ................................................    16,400       661,412
   Novartis ADR .............................................    14,325       730,432
                                                                          -----------
                                                                            3,192,741
                                                                          -----------
INDUSTRIAL -- 11.4%
   3M .......................................................     5,175       332,753
   Eaton ....................................................     5,375       239,725
   General Electric .........................................    14,700       286,797
   United Technologies ......................................    14,425       792,798
                                                                          -----------
                                                                            1,652,073
                                                                          -----------
INFORMATION SERVICES -- 17.0%
   Automatic Data Processing ................................    10,600       370,470
   Hewlett-Packard ..........................................    14,425       552,189
   Intel ....................................................    49,700       795,200
   Microsoft ................................................    33,175       740,798
                                                                          -----------
                                                                            2,458,657
                                                                          -----------
TELECOMMUNICATION SERVICES -- 3.3%
   AT&T .....................................................    18,050       483,198
                                                                          -----------
   Total Common Stock
      (Cost $14,927,907) ....................................              13,627,713
                                                                          -----------
CASH EQUIVALENT -- 4.8%
   SEI Daily Income Trust, Prime Obligation Fund, Cl A,
      2.430% (A)
      (Cost $697,316) .......................................   697,316       697,316
                                                                          -----------
   Total Investments -- 98.8%
      (Cost $15,625,223) ....................................             $14,325,029
                                                                          ===========

     PERCENTAGES ARE BASED ON NET ASSETS OF $14,503,324.

(A)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2008.

ADR  AMERICAN DEPOSITARY RECEIPT

CL   CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2008

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
Investments at Value (Cost $15,625,223) .................................   $14,325,029
Receivable for Investment Securities Sold ...............................       190,979
Dividends Receivable ....................................................        26,467
Receivable due from Investment Adviser ..................................        11,756
Receivable for Capital Shares Sold ......................................           180
Prepaid Expenses ........................................................         4,384
                                                                            -----------
   TOTAL ASSETS .........................................................    14,558,795
                                                                            -----------
LIABILITIES:
Payable due to Administrator ............................................         8,493
Chief Compliance Officer Fees Payable ...................................         3,020
Payable due to Trustees .................................................         2,226
Other Accrued Expenses ..................................................        41,732
                                                                            -----------
   TOTAL LIABILITIES ....................................................        55,471
                                                                            -----------
NET ASSETS ..............................................................   $14,503,324
                                                                            ===========
NET ASSETS CONSIST OF:
Paid-in Capital .........................................................   $17,609,076
Undistributed Net Investment Income .....................................        17,592
Accumulated Net Realized Loss on Investments ............................    (1,823,150)
Net Unrealized Depreciation on Investments ..............................    (1,300,194)
                                                                            -----------
NET ASSETS ..............................................................   $14,503,324
                                                                            ===========
INSTITUTIONAL SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value)  ...........................     1,798,041
                                                                            -----------
NET ASSET VALUE, Offering and Redemption Price Per Share ................   $      8.07
                                                                            ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               HAVERFORD QUALITY
                                                              GROWTH STOCK FUND
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2008

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $5,157) ........................  $   445,694
                                                                              -----------
EXPENSES
Investment Advisory Fees ...................................................      120,638
Administration Fees ........................................................      100,000
Chief Compliance Officer Fees ..............................................       10,614
Trustees' Fees .............................................................        7,999
Transfer Agent Fees ........................................................       63,224
Professional Fees ..........................................................       54,827
Printing Fees ..............................................................       19,575
Registration and Filing Fees ...............................................        7,062
Custodian Fees .............................................................        3,114
Other Expenses .............................................................        7,946
                                                                              -----------
   TOTAL EXPENSES ..........................................................      394,999
Less:
   Waiver of Investment Advisory Fees (Note 5) .............................     (120,638)
   Reimbursement of Other Operating Expenses (Note 5) ......................      (70,364)
   Fees Paid Indirectly (Note 4) ...........................................       (2,926)
                                                                              -----------
   NET EXPENSES ............................................................      201,071
                                                                              -----------
NET INVESTMENT INCOME ......................................................      244,623
                                                                              -----------
NET REALIZED LOSS ON INVESTMENTS ...........................................   (1,740,034)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS ........   (4,874,801)
                                                                              -----------
NET LOSS ON INVESTMENTS ....................................................   (6,614,835)
                                                                              -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................  $(6,370,212)
                                                                              ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   YEAR            YEAR
                                                                                   ENDED           ENDED
                                                                                OCTOBER 31,     OCTOBER 31,
                                                                                   2008             2007
                                                                                ------------    -----------
OPERATIONS:
   Net Investment Income ....................................................   $    244,623    $   212,825
   Net Realized Gain (Loss) on Investments ..................................     (1,740,034)       432,875
   Net Change in Unrealized Appreciation (Depreciation) on Investments ......     (4,874,801)     1,483,894
                                                                                ------------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........     (6,370,212)     2,129,594
                                                                                ------------    -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ....................................................       (231,006)      (210,177)
   Net Realized Gain ........................................................       (429,757)      (278,374)
                                                                                ------------    -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ........................................       (660,763)      (488,551)
                                                                                ------------    -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ...................................................................      3,326,684      4,997,711
   In Lieu of Dividends and Distributions ...................................        602,675        432,407
   Redeemed .................................................................     (7,038,714)    (3,555,787)
                                                                                ------------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ....     (3,109,355)     1,874,331
                                                                                ------------    -----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................    (10,140,330)     3,515,374
NET ASSETS:
   Beginning of Year ........................................................     24,643,654     21,128,280
                                                                                ------------    -----------
   End of Year (Including Undistributed Net Investment Income
      of $17,592 and $4,295, respectively) ..................................   $ 14,503,324    $24,643,654
                                                                                ============    ===========
SHARE TRANSACTIONS:
   Issued ...................................................................        326,409        444,344
   In Lieu of Dividends and Distributions....................................         55,536         38,889
   Redeemed .................................................................       (680,466)      (318,241)
                                                                                ------------    -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ....       (298,521)       164,992
                                                                                ============    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

FINANCIAL HIGHLIGHTS

                        SELECTED PER SHARE DATA & RATIOS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             YEAR           YEAR         YEAR          YEAR        JUNE 30,
                                             ENDED         ENDED         ENDED         ENDED       2004* to
                                          OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                             2008          2007          2006           2005         2004
                                          -----------   -----------   -----------   -----------   ----------
Net Asset Value,
   Beginning of Period ................    $ 11.75        $ 10.94      $  9.98       $  9.75      $ 10.00
                                           -------        -------      -------       -------      -------
Income (Loss) from
   Investment Operations:
   Net Investment Income(1) ...........       0.13           0.10         0.10          0.11(3)      0.04
   Net Realized and Unrealized
      Gain (Loss) .....................      (3.49)          0.95         0.96          0.24        (0.28)(2)
                                           -------        -------      -------       -------      -------
   Total from Investment
      Operations ......................      (3.36)          1.05         1.06          0.35        (0.24)
                                           -------        -------      -------       -------      -------
Dividends and Distributions:
   Net Investment Income ..............      (0.12)         (0.10)       (0.10)        (0.12)       (0.01)
   Net Realized Gains .................      (0.20)         (0.14)          --            --           --
                                           -------        -------      -------       -------      -------
   Total Dividends and
      Distributions ...................      (0.32)         (0.24)       (0.10)        (0.12)       (0.01)
                                           -------        -------      -------       -------      -------
Net Asset Value, End of Period ........    $  8.07        $ 11.75      $ 10.94       $  9.98      $  9.75
                                           =======        =======      =======       =======      =======
   TOTAL RETURN+ ......................     (29.25)%         9.80%       10.64%         3.57%       (2.40)%
                                           =======        =======      =======       =======      =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ........................    $14,503        $24,644      $21,128       $22,421      $13,253
Ratio of Expenses to Average
   Net Assets (including waivers,
   reimbursements, excluding fees
   paid indirectly) ...................       1.02%          1.02%        1.02%         1.00%        1.00%**
Ratio of Expenses to Average
   Net Assets (including waivers,
   reimbursements, and fees
   paid indirectly) ...................       1.00%          1.00%        1.00%         1.00%        1.00%**
Ratio of Expenses to Average
   Net Assets
   (Excluding Waivers,
   Reimbursements and
   Fees Paid Indirectly) ..............       1.97%          1.79%        2.03%         2.11%       14.09%**
Ratio of Net Investment Income
   to Average Net Assets ..............       1.22%          0.94%        0.94%         1.10%(3)     1.10%**
Portfolio Turnover Rate ...............         30%            16%          48%           13%           3%

*    COMMENCEMENT OF OPERATIONS.

**   ANNUALIZED.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

(2) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS.

(3) NET INVESTMENT INCOME PER SHARE AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS INCLUDE $0.03 AND 0.32%, RESPECTIVELY, RESULTING FROM AN EXTRAORDINARY DIVIDEND FROM MICROSOFT IN NOVEMBER 2004.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2008

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 34 funds. The financial statements herein are those of the Haverford Quality Growth Stock Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in common stocks of U.S. companies with market capitalizations of more than $10 billion. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2008

     through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2008, there were no fair valued securities.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     On April 30, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends, as applicable). The adoption of FIN 48 did not impact the Fund's net assets or results of operations.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2008

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $100,000 for the Fund, plus $15,000 for each additional class created, or 0.12% of the first $250 million, 0.10% of the next $250 million, and 0.08% of any amount above $500 million of the Fund's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2008, the Fund earned cash management credits of $2,926, which were used to offset transfer agent expenses. This amount is labeled "Fees Paid Indirectly" on the Statement of Operations.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2008

U.S. Bank, N.A. acts as the custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Haverford Financial Services, Inc. (the "Adviser"), provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.00% of the Fund's average daily net assets.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2008, the Fund made purchases of $5,876,912 and sales of $9,811,134 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to distribution reclassifications, have been reclassified to/from the following accounts as of October 31, 2008:

 UNDISTRIBUTED    ACCUMULATED
NET INVESTMENT   NET REALIZED
    INCOME           GAIN
--------------   ------------
    $(320)           $320

These reclassifications had no effect on the net assets or net asset value of the Fund.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2008

The tax character of dividends and distributions paid during the years ending October 31, were as follows:

                       LONG-TERM
            ORDINARY    CAPITAL
             INCOME      GAINS       TOTAL
            --------   ---------   --------
2008        $383,863    $276,900   $660,763
2007         210,177     278,374    488,551

As of October 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income   $    17,592
Capital Loss Carryforwards       (1,740,760)
Unrealized Depreciation          (1,382,584)
                                -----------
Total Accumulated Losses        $(3,105,752)
                                ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2008, the Fund had $1,740,760 of capital loss carryforwards expiring in 2016.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2008, were as follows:

                AGGREGATE     AGGREGATE
                  GROSS         GROSS
  FEDERAL      UNREALIZED     UNREALIZED    NET UNREALIZED
 TAX COST     APPRECIATION   DEPRECIATION    DEPRECIATION
-----------   ------------   ------------   --------------
$15,707,613     $875,100     $(2,257,684)    $(1,382,584)

8. OTHER:

At October 31, 2008, 43% of total shares outstanding were held by one record shareholder. This shareholder was comprised of omnibus accounts that were held on behalf of several shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2008

9. RECENT ACCOUNTING PRONOUNCEMENT:

In September 2006, FASB issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees
Haverford Quality Growth Stock Fund of The Advisors' Inner Circle Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Haverford Quality Growth Stock Fund (one of the series constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 2005 and the period June 30, 2004 (commencement of operations) through October 31, 2004 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Haverford Quality Growth Stock Fund of The Advisors' Inner Circle Fund at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        (Ernst & Young LLP)

Philadelphia, Pennsylvania
December 19, 2008

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2008

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND
                                                               OCTOBER 31, 2008

                         BEGINNING     ENDING      ANNUALIZED     EXPENSES
                          ACCOUNT     ACCOUNT    EXPENSE RATIO      PAID
                           VALUE       VALUE        FOR THE      DURING THE
                         05/01/08     10/31/08      PERIOD         PERIOD*
                         ---------   ---------   -------------   ----------
ACTUAL FUND RETURN       $1,000.00   $  764.20       1.00%          $4.43

HYPOTHETICAL 5% RETURN    1,000.00    1,020.11       1.00            5.08

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366.

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-301-7212. The following chart lists Trustees and Officers as of October 31, 2008.

                                                                                   NUMBER OF
                                      TERM OF                                     PORTFOLIOS
                                    OFFICE AND                                  IN THE ADVISORS'
                     POSITION(S)     LENGTH OF                                 INNER CIRCLE FUND
  NAME, ADDRESS,      HELD WITH        TIME         PRINCIPAL OCCUPATION(S)       OVERSEEN BY            OTHER DIRECTORSHIPS
      AGE(1)          THE TRUST      SERVED(2)        DURING PAST 5 YEARS         BOARD MEMBER         HELD BY BOARD MEMBER(3)
------------------   -----------   ------------   --------------------------   -----------------   -------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER       Chairman    (Since 1991)   Currently performs various           34          Trustee of The Advisors' Inner
62 yrs. old             of the                    services on behalf of SEI                        Circle Fund II, Bishop Street
                       Board of                   Investments for which Mr.                        Funds, SEI Asset Allocation
                       Trustees                   Nesher is compensated.                           Trust, SEI Daily Income Trust,
                                                                                                   SEI Institutional International
                                                                                                   Trust, SEI Institutional
                                                                                                   Investments Trust, SEI
                                                                                                   Institutional Managed Trust,
                                                                                                   SEI Liquid Asset Trust, SEI Tax
                                                                                                   Exempt Trust, and SEI Alpha
                                                                                                   Strategy Portfolios, L.P.,
                                                                                                   Director of SEI Global Master
                                                                                                   Fund, plc, SEI Global Assets
                                                                                                   Fund, plc, SEI Global
                                                                                                   Investments Fund, plc, SEI
                                                                                                   Investments Global, Limited,
                                                                                                   SEI Investments -- Global Fund
                                                                                                   Services, Limited, SEI
                                                                                                   Investments (Europe), Limited,
                                                                                                   SEI Investments -- Unit Trust
                                                                                                   Management (UK), Limited, SEI
                                                                                                   Global Nominee Ltd., SEI
                                                                                                   Opportunity Fund, L.P., SEI
                                                                                                   Structured Credit Fund, L.P.,
                                                                                                   and SEI Multi-Strategy Funds
                                                                                                   plc.

WILLIAM M. DORAN       Trustee     (Since 1992)   Self-employed consultant             34          Trustee of The Advisors' Inner
1701 Market Street                                since 2003. Partner,                             Circle Fund II, Bishop Street
Philadelphia,                                     Morgan, Lewis & Bockius                          Funds, SEI Asset Allocation
PA 19103                                          LLP (law firm) from 1976                         Trust, SEI Daily Income Trust,
68 yrs. old                                       to 2003, counsel to the                          SEI Institutional International
                                                  Trust, SEI, SIMC, the                            Trust, SEI Institutional
                                                  Administrator and the                            Investments Trust, SEI
                                                  Distributor. Secretary of                        Institutional Managed Trust,
                                                  SEI since 1978.                                  SEI Liquid Asset Trust, SEI Tax
                                                                                                   Exempt Trust, and SEI Alpha
                                                                                                   Strategy Portfolios, L.P.,
                                                                                                   Director of SEI since 1974.
                                                                                                   Director of the Distributor
                                                                                                   since 2003. Director of SEI
                                                                                                   Investments -- Global Fund
                                                                                                   Services, Limited, SEI
                                                                                                   Investments Global, Limited,
                                                                                                   SEI Investments (Europe),
                                                                                                   Limited, SEI Investments
                                                                                                   (Asia), Limited and SEI Asset
                                                                                                   Korea Co., Ltd.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                       20-21

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                   NUMBER OF
                                      TERM OF                                     PORTFOLIOS
                                    OFFICE AND                                  IN THE ADVISORS'
                     POSITION(S)     LENGTH OF                                 INNER CIRCLE FUND
  NAME, ADDRESS,      HELD WITH        TIME         PRINCIPAL OCCUPATION(S)       OVERSEEN BY            OTHER DIRECTORSHIPS
      AGE(1)          THE TRUST      SERVED(2)        DURING PAST 5 YEARS         BOARD MEMBER         HELD BY BOARD MEMBER(3)
------------------   -----------   ------------   --------------------------   -----------------   -------------------------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY        Trustee     (Since 1994)   Attorney, sole                       34          Trustee of The Advisors' Inner
77 yrs. old                                       practitioner since 1994.                         Circle Fund II, Bishop Street
                                                  Partner, Dechert Price &                         Funds, Massachusetts Health and
                                                  Rhoads, September                                Education Tax-Exempt Trust, and
                                                  1987-December 1993.                              U.S. Charitable Gift Trust, SEI
                                                                                                   Asset Allocation Trust, SEI
                                                                                                   Daily Income Trust, SEI
                                                                                                   Institutional International
                                                                                                   Trust, SEI Institutional
                                                                                                   Investments Trust, SEI
                                                                                                   Institutional Managed Trust,
                                                                                                   SEI Liquid Asset Trust, SEI Tax
                                                                                                   Exempt Trust, and SEI Alpha
                                                                                                   Strategy Portfolios, L.P.

GEORGE J.              Trustee     (Since 1999)   Self-Employed Consultant,            34          Trustee of The Advisors' Inner
SULLIVAN, JR.                                     Newfound Consultants Inc.                        Circle Fund II, Bishop Street
65 yrs. old                                       since April 1997.                                Funds, State Street Navigator
                                                                                                   Securities Lending Trust, SEI
                                                                                                   Asset Allocation Trust, SEI
                                                                                                   Daily Income Trust, SEI
                                                                                                   Institutional International
                                                                                                   Trust, SEI Institutional
                                                                                                   Investments Trust, SEI
                                                                                                   Institutional Managed Trust,
                                                                                                   SEI Liquid Asset Trust, SEI Tax
                                                                                                   Exempt Trust, and SEI Alpha
                                                                                                   Strategy Portfolios, L.P.,
                                                                                                   Director of SEI Opportunity
                                                                                                   Fund, L.P., and SEI Structured
                                                                                                   Credit Fund, L.P.

BETTY L. KRIKORIAN     Trustee     (Since 2005)   Vice President Compliance,           34          Trustee of The Advisors' Inner
65 yrs. old                                       AARP Financial Inc. since                        Circle Fund II and Bishop
                                                  September 2008.                                  Street Funds.
                                                  Self-Employed Legal and
                                                  Financial Services
                                                  Consultant since 2003.
                                                  In-house Counsel, State
                                                  Street Bank Global
                                                  Securities and Cash
                                                  Operations from 1995 to
                                                  2003.

CHARLES E. CARLBOM     Trustee     (Since 2005)   Self-Employed Business               34          Director, Crown Pacific, Inc.
74 yrs. old                                       Consultant, Business                             and Trustee of The Advisors'
                                                  Project Inc. since 1997.                         Inner Circle Fund II and Bishop
                                                  CEO and President, United                        Street Funds.
                                                  Grocers Inc. from 1997 to
                                                  2000.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                       22-23

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                   NUMBER OF
                                      TERM OF                                     PORTFOLIOS
                                    OFFICE AND                                  IN THE ADVISORS'
                     POSITION(S)     LENGTH OF                                 INNER CIRCLE FUND
  NAME, ADDRESS,      HELD WITH        TIME         PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD         OTHER DIRECTORSHIPS
      AGE(1)          THE TRUST      SERVED(2)        DURING PAST 5 YEARS        MEMBER/OFFICER    HELD BY BOARD MEMBER/OFFICER(3)
------------------   -----------   ------------   --------------------------   -----------------   -------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

MITCHELL A. JOHNSON    Trustee     (Since 2005)   Private Investor since               34          Trustee of The Advisors' Inner
66 yrs. old                                       1994.                                            Circle Fund II, and Bishop
                                                                                                   Street Funds, SEI Asset
                                                                                                   Allocation Trust, SEI Daily
                                                                                                   Income Trust, SEI Institutional
                                                                                                   International Trust, SEI
                                                                                                   Institutional Investments
                                                                                                   Trust, SEI Institutional
                                                                                                   Managed Trust, SEI Liquid Asset
                                                                                                   Trust, SEI Tax Exempt Trust,
                                                                                                   and SEI Alpha Strategy
                                                                                                   Portfolios, L.P.

JOHN K. DARR           Trustee     (Since 2008)   CEO, Office of Finance,              34          Director of Federal Home Loan
64 yrs. old                                       FHL Banks from 1992 to                           Bank of Pittsburgh and Manna,
                                                  2007.                                            Inc. and Trustee of The
                                                                                                   Advisors' Inner Circle Fund II
                                                                                                   and Bishop Street Funds.

OFFICERS

PHILIP T. MASTERSON   President    (Since 2008)   Managing Director of SEI            N/A                        N/A
44 yrs. old                                       Investments since 2006.
                                                  Vice President and
                                                  Assistant Secretary of the
                                                  Administrator from 2004 to
                                                  2006. General Counsel of
                                                  Citco Mutual Fund Services
                                                  from 2003 to 2004. Vice
                                                  President and Associate
                                                  Counsel for the
                                                  Oppenheimer Funds from
                                                  2001 to 2003.

MICHAEL LAWSON        Treasurer,   (Since 2005)   Director, SEI Investments,          N/A                        N/A
48 yrs. old           Controller                  Fund Accounting since July
                      and Chief                   2005. Manager, SEI
                      Financial                   Investments, Fund
                       Officer                    Accounting from April 1995
                                                  to February 1998 and
                                                  November 1998 to July
                                                  2005.

RUSSELL EMERY           Chief      (Since 2006)   Director of Investment              N/A                        N/A
45 yrs. old           Compliance                  Product Management and
                       Officer                    Development at SEI
                                                  Investments since February
                                                  2003. Senior Investment
                                                  Analyst, Equity team at
                                                  SEI Investments from March
                                                  2000 to February 2003.

(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.


                                       24-25

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                   NUMBER OF
                                      TERM OF                                     PORTFOLIOS
                                    OFFICE AND                                  IN THE ADVISORS'
                     POSITION(S)     LENGTH OF                                 INNER CIRCLE FUND
  NAME, ADDRESS,      HELD WITH        TIME         PRINCIPAL OCCUPATION(S)       OVERSEEN BY            OTHER DIRECTORSHIPS
      AGE(1)          THE TRUST       SERVED          DURING PAST 5 YEARS           OFFICER                HELD BY OFFICER
------------------   -----------   ------------   --------------------------   -----------------   -------------------------------
OFFICERS (CONTINUED)

JOSEPH M. GALLO          Vice      (Since 2007)   Corporate Counsel of SEI            N/A                        N/A
35 yrs. old           President                   since 2007; Associate
                         and                      Counsel, ICMA Retirement
                      Secretary                   Corporation 2004-2007;
                                                  Federal Investigator, U.S.
                                                  Department of Labor
                                                  2002-2004; U.S. Securities
                                                  and Exchange
                                                  Commission-Division of
                                                  Investment Management,
                                                  2003.

CAROLYN F. MEAD          Vice      (Since 2007)   Corporate Counsel of SEI            N/A                        N/A
51 yrs. old           President                   since 2007; Associate,
                         and                      Stradley, Ronon, Stevens &
                      Secretary                   Young 2004-2007; Counsel,
                                                  ING Variable Annuities,
                                                  1999-2002.

JAMES NDIAYE             Vice      (Since 2004)   Employed by SEI                     N/A                        N/A
40 yrs. old           President                   Investments Company since
                         and                      2004. Vice President,
                      Assistant                   Deutsche Asset Management
                      Secretary                   from 2003-2004. Associate,
                                                  Morgan, Lewis & Bockius
                                                  LLP from 2000-2003.
                                                  Counsel, Assistant Vice
                                                  President, ING Variable
                                                  Annuities Group from
                                                  1999-2000.

TIMOTHY D. BARTO         Vice      (Since 2000)   General Counsel, Vice               N/A                        N/A
40 yrs. old           President                   President and Secretary of
                         and                      SEI Investments Global
                      Assistant                   Funds Services since 1999;
                      Secretary                   Associate, Dechert (law
                                                  firm) from 1997-1999;
                                                  Associate, Richter, Miller
                                                  & Finn (law firm) from
                                                  1994-1997.

ANDREW S. DECKER     AML Officer   (Since 2008)   Compliance Officer and              N/A                        N/A
45 yrs. old                                       Product Manager, SEI,
                                                  2005-2008. Vice President,
                                                  Old Mutual Capital,
                                                  2000-2005. Operations
                                                  Director, Prudential
                                                  Investments, 1998-2000.

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                       26-27

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have an October 31, 2008, tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2008, the Fund is designating the following items with regard to distributions paid during the year.

                                                  QUALIFYING
                                                     FOR                                          FOREIGN INVESTORS
                                                  CORPORATE                                 -----------------------------
   ORDINARY       LONG TERM                       DIVIDENDS     QUALIFYING       U.S.          INTEREST       SHORT-TERM
    INCOME       CAPITAL GAIN       TOTAL          RECEIVED      DIVIDEND     GOVERNMENT       RELATED       CAPITAL GAIN
DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION (1)   INCOME (2)   INTEREST (3)   DIVIDENDS (4)   DIVIDENDS (5)
-------------   -------------   -------------   -------------   ----------   ------------   -------------   -------------
    58.09%          41.91%         100.00%         100.00%        100.00%        0.00%          0.00%          100.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME. GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE ADVISORS' INNER CIRCLE FUND -- HAVERFORD QUALITY GROWTH STOCK FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT, NEW JERSEY AND NEW YORK, THE STATUTORY THRESHHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

(5) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "SHORT-TERM CAPITAL GAIN DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE IRC WILL BE EXPIRING FOR YEARS BEGINNING AFTER JANUARY 1, 2010.

THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDER FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2008. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED WITH YOUR 2008 FORM 1099-DIV.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 13-14, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser's background, investment philosophy and economic and market outlook. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. The Board was provided with information regarding the performance of the Fund over various periods and since the Fund's inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser representative provided information regarding and led a discussion of factors impacting the performance of the Fund, focusing on investment approach and general economic factors. Based on this information, the Board concluded that the Fund's performance was favorable relative to its benchmark over various periods of time and was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representative then discussed the profits realized by the Adviser from its relationship with the Fund. The Trustees considered the information provided, and concluded such profit was not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the Fund's advisory fee, after waivers, was substantially lower than that of the majority of funds in its peer group and was the result

THE ADVISORS' INNER CIRCLE FUND                                HAVERFORD QUALITY
                                                               GROWTH STOCK FUND

of arm's length negotiations. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

                                      NOTES

                       HAVERFORD QUALITY GROWTH STOCK FUND
                                 P.O. Box 219745
                              Kansas City, MO 64121
                                  866-301-7212

                                    ADVISER:
                       Haverford Financial Services, Inc.
                    Three Radnor Corporate Center, Suite 450
                                Radnor, PA 19087

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

HIM-AR-001-0500

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ ------------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(a)       Audit        $246,200           $0               $0           $210,200            $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(b)       Audit-
          Related         $0              $0               $0              $0               $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(c)       Tax Fees        $0              $0               $0              $0               $0              $0

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(d)       All             $0              $0               $0              $0               $0              $0
          Other
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ -----------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(a)       Audit        $316,360           N/A             N/A           $353,110          N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(b)       Audit-
          Related        N/A              N/A             N/A             N/A             N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(c)       Tax Fees       N/A              N/A             N/A             N/A             N/A             N/A

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------




(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%               0%

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%               0%

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%               0%

                  --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%              N/A

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%              N/A

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%              N/A

                  --------------------------- ---------------- ---------------

(f)    Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        ------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO
Date:  December 28, 2008


* Print the name and title of each signing officer under his or her signature.